Summary of Significant Accounting Policies (Details 2) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥) item	Dec. 31, 2013 CNY (¥)	Jan. 01, 2015 item	Mar. 17, 2014	Dec. 31, 2013 USD ($)
Inventories
General write-down | $	$ 0
Summary of Significant Accounting Policies.
Residual value of furniture, fixtures and equipment and motor vehicles (as a percent)		5.00%
Land use rights
Amortization period for prepaid land use rights	50 years	50 years
Payment for purchase of land use right	$ 18,256,000	¥ 118,256	¥ 82,680
Investment to an affiliate
Accumulated impairment on investments in affiliates		58,510	0
Other investments
Impairment Loss On Other Investment		41,239	6,166	¥ 0
Available for sale securities
Impairments of available-for-sale securities		0	0	0
Impairment of long-lived assets (other than goodwill)
Impairments		0	¥ 0	0
Revenue recognition
Number of points that can be earned by customers for one RMB of purchase made | item			1
Period of expiration of discount coupons after redemption			3 months
Number of Weipin Coin customers earn for one RMB of purchase made on vipshop.com platforms | item					1
Deferred revenue related to reward points earned from prior purchases		¥ 87,019	¥ 171,205				$ 171,205
Rate of business tax as a percentage of service revenues earned	5.00%	5.00%
Rate of business tax as a percentage of value-added tax	6.00%	6.00%
Cost of goods sold
Inventory write-down	$ 45,377,000	¥ 293,946	218,108	205,378
Marketing expenses
Advertising expenses		¥ 1,022,398	787,687	436,233
Non-compete agreement
Intangible assets, net
Estimated economic life	3 years	3 years
Minimum | Customer Relationship
Intangible assets, net
Estimated economic life	4 years	4 years
Minimum | Trademarks
Intangible assets, net
Estimated economic life	2 years	2 years
Minimum | Domain names
Summary of Significant Accounting Policies.
Estimated useful life	2 years	2 years
Intangible assets, net
Estimated economic life	2 years	2 years
Maximum | Customer Relationship
Intangible assets, net
Estimated economic life	5 years	5 years
Maximum | Trademarks
Intangible assets, net
Estimated economic life	5 years	5 years
Maximum | Domain names
Summary of Significant Accounting Policies.
Estimated useful life	3 years	3 years
Intangible assets, net
Estimated economic life	3 years	3 years
Notes
Capitalization of interest
Interest rate (as a percent)		1.50%				1.50%
Interest expenses incurred		¥ 94,077	84,281	0
Interest expenses capitalized		¥ 8,315	9,033	¥ 0
Reclassification of land use rights from operating activities to investing activities | Restatement adjustment
Land use rights
Payment for purchase of land use right			¥ 127,156
Vip.com
Revenue recognition
Period of unconditional right of return offered to customers	7 days	7 days
Lefeng.com
Revenue recognition
Period of unconditional right of return offered to customers	7 days	7 days
Building
Summary of Significant Accounting Policies.
Estimated useful life	20 years	20 years
Furniture, fixtures and equipment | Minimum
Summary of Significant Accounting Policies.
Estimated useful life	2 years	2 years
Furniture, fixtures and equipment | Maximum
Summary of Significant Accounting Policies.
Estimated useful life	10 years	10 years
Motor vehicles
Summary of Significant Accounting Policies.
Estimated useful life	5 years	5 years
Software
Summary of Significant Accounting Policies.
Estimated useful life	3 years	3 years